Label	Element	Value
Class A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	218.10%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(251.30%)
Class A | Long Short Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	47.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(31.60%)
Class A | Relative Value [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	52.80%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(33.10%)
Class A | Event Driven [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	7.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(4.40%)
Class A | Global Macro [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	109.30%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(182.20%)
Class A | Strategic Overlay [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%